Government grant (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Government grant
Recognition of government grants	18,672	41,161	17,110
Receipt of government grants	78,020	35,500	32,414
Long-term liability balance related to government grants	148,738	82,458